Condensed Consolidated Interim Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Revenue	$ 68,775	$ 117,545	$ 1,143,288	$ 1,124,714
Expenses
Selling, general and administrative expenses	275,419	219,617	28,808	650,534
Bad debt (recovery)			32,386
Direct costs	39,986	45,609	159,327	120,031
Development costs	88,972	45,627	187,200	150,320
Share-based payment	6,209	24,356	20,055	81,115
Depreciation – right-of-use assets	22,469	45,855	67,408	137,568
Depreciation – property and equipment	3,469	1,379	10,378	4,602
Total Expenses	436,524	382,443	505,562	1,144,170
Profit / (Loss) from Operations	(367,749)	(264,898)	637,726	(19,456)
Net Finance Charges
Interest expense	5,238	10,371	(2,683)	34,918
Foreign exchange (gain) / loss	(16,746)	21,415	41,646	28,739
Profit / (Loss) before Tax	(356,241)	(296,684)	598,763	(83,113)
Income Tax Expense	904	45,498	97,960	142,940
Net Profit / (Loss) for the Period	(357,145)	(342,182)	500,803	(226,053)
Other Comprehensive Income
Exchange differences on translating foreign operations gain / (loss)	(43,578)	21,663	55,356	(5,223)
Total Comprehensive Income / (Loss), Net of Tax	$ (400,723)	$ (320,519)	$ 556,159	$ (231,276)
Earnings /(Loss) per Share
Basic (in CAD per share)	$ (0.01)	$ (0.01)	$ 0.02	$ (0.01)
Diluted (in CAD per share)	$ (0.01)	$ (0.01)	$ 0.01	$ (0.01)
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	35,529,132	35,529,132	35,529,132	35,529,132
Diluted (in shares)	39,769,136	41,465,152	37,718,792	41,736,582